Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other comprehensive income/(loss)	[1]	$ (878)	$ (145)	$ 1,608
(Costs)/gains of hedging		$ (7)	(6)	9
Acerta Pharma
Increase (decrease) through transfer between other reserves and retained earnings, equity			$ 1,401	$ 1,401

[1]	Included within Other comprehensive loss of $878m (2021: loss of $145m; 2020: income of $1,608m) is a charge of $7m (2021: charge of $6m; 2020: gain of $9m), relating to Costs of hedging.